INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Solar modules	$ 622	$ 626
Provision of inventories	(155)
Inventories	$ 467	$ 626